Document and Entity Information	May 01, 2025
Prospectus:
Document Type	497
Entity Central Index Key	0001091439
Entity Inv Company Type	N-1A
Entity Registrant Name	ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Document Effective Date	May 01, 2025
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Creation Date	May 01, 2025
Prospectus Date	May 01, 2025